Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
17	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship
Yusheng Han	Shareholder of a shareholder of the Company, Chief Executive Officer, director
Shaokun Chuai	Shareholder of a shareholder of the Company, Chief Operating Officer, director
BRT Bio Tech Limited	Controlling shareholder of the Company up to October 30, 2019
EaSuMed Holding Ltd.	Equity method investee
Guangzhou Burning Rock Biological Engineering Co., Ltd.	Company controlled by the Founder

b)	The Group had the following related party balances at the end of the year:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Amount due from a related party:
EaSuMed Holding Ltd.	212	—	—
All the balances with related parties as of December 31, 2020 were unsecured. All outstanding balances are repayable on demand unless otherwise disclosed. No allowance for credit loss was recognized for the amounts due from related parties for the years ended December 31, 2019, 2020 and 2021.
c)	The Group had the following related party transactions:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Service received from:
EaSuMed Holding Ltd.	806	770	2,195	344

Rental income from:
Guangzhou Burning Rock Biological Engineering Co., Ltd.(iv)	—	—	187	29

Equipment usage service income from:
Guangzhou Burning Rock Biological Engineering Co., Ltd.(v)	—	—	441	69

Borrowings provided to:
Yusheng Han (i)	37,034	—	—	—
Shaokun Chuai (ii)	16,816	—	—	—

	53,850	—	—	—

Shares repurchased from:
BRT Bio Tech Limited (iii)	1,294	—	—	—

Interest income from:
Yusheng Han	1,295	176	—	—
Shaokun Chuai	591	295	—	—

	1,886	471	—	—

(i)
On March 29, 2019, the Group entered into a loan agreement with Yusheng Han with a principal amount of US$5,500 at the simple rate of 4.5% per annum. The loan was fully repaid in February and March 2020.

(ii)	On March 28, 2019, the Group entered into a loan agreement with Shaokun Chuai with a principal amount of US$2,500 at the simple rate of 4.5% per annum. The loan was fully repaid in May 2020.

(iii)
The Group repurchased 31,246 ordinary shares held by BRT Bio Tech Limited in 2018. The purchase consideration was RMB33,316. The Group repurchased 124,985 and 20,222 Series A+ Preferred shares held by BRT Bio Tech Limited in 2018 and 2019, respectively, at considerations of RMB1,500 and RMB1,294.

The Company recorded
a
compensation expense of RMB771, nil and nil during the year
s
ended December 31, 2019, 2020 and 2021, respectively, for the amount exceeding the fair value of the ordinary and preferred shares at the
repurchase date.

(iv)
On April 1, 2021, the Group entered into a one-year sublease agreement to sublease a portion of its Guangzhou office to a related party. The lease was early terminated on September 30, 2021. The Group recognized RMB187(US$29) sublease income recorded in other income for the year ended December 31, 2021.

(v)
On April 1, 2021, the Group entered into a contract to provide equipment usage service to its related party with a total cont
r
act amount of RMB997(US$156), of which RMB441(US$69) was recorded in other income for the year ended December 31,2021. The contract was early terminated on September 30, 2021.